Consolidated Statement of Income - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Operating Revenues	R$ 168,050	R$ 154,971	R$ 142,279
Interest and similar income	242,258	222,385	189,165
Interest and similar expenses	(167,278)	(158,250)	(116,747)
Income of Financial Assets and Liabilities at Fair Value through Profit or Loss	32,011	29,145	13,325
Foreign exchange results and exchange variations in foreign transactions	(3,143)	4,432	1,280
Commissions and Banking Fees	47,071	45,731	44,566
Income from Insurance Contracts and Private Pension	6,982	6,613	5,407
Income from Insurance Contracts and Private Pension, net of Reinsurance	6,536	6,132	5,328
Financial Income from Insurance Contracts and Private Pension, net of Reinsurance	(23,679)	(28,585)	(21,873)
Income from Financial Assets related to Insurance Contracts and Private Pension	24,125	29,066	21,952
Other income	10,149	4,915	5,283
Expected Loss from Financial Assets	(32,311)	(30,445)	(27,737)
Expected Loss with Loan and Lease Operations	(29,468)	(31,563)	(28,150)
Expected Loss with Other Financial Asset, net	(2,843)	1,118	413
Operating Revenues Net of Expected Losses from Financial Assets	135,739	124,526	114,542
Other operating income / (expenses)	(88,183)	(84,826)	(77,848)
General and administrative expenses	(79,416)	(75,759)	(68,930)
Tax expenses	(9,814)	(9,987)	(9,590)
Share of profit or (loss) in associates and joint ventures	1,047	920	672
Income / (loss) before income tax and social contribution	47,556	39,700	36,694
Current income tax and social contribution	(9,433)	(8,685)	(6,595)
Deferred income tax and social contribution	4,005	2,862	143
Net income / (loss)	42,128	33,877	30,242
Net income attributable to owners of the parent company	41,085	33,105	29,207
Net income / (loss) attributable to non-controlling interests	R$ 1,043	R$ 772	R$ 1,035